Loss Per Share - Summary of Basic and Diluted Net Income (Loss) Per Common Share (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Class of Stock [Line Items]
Net (loss)/income	$ 304,101	$ (1,228,724)
Less: Cumulative dividends on Series A Preferred Shares	(870,492)
Net loss attributable to common shareholders, basic	(566,391)	(1,228,724)
Net loss attributable to common shareholders, diluted	$ (566,391)	$ (1,228,724)
Weighted average number of shares outstanding, basic	65,391,339	4,775,272
Weighted average number of shares outstanding, diluted	65,391,339	4,775,272
Loss per share, basic	$ (0.01)	$ (0.26)
Loss per share,diluted	$ (0.01)	$ (0.26)